UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08014
Investment Company Act File Number
Dividend Builder Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 5.6%
BAE Systems PLC	3,000,000	$12,390,490
Lockheed Martin Corp.(1)	335,000	24,334,400
United Technologies Corp.	325,000	22,867,000

		$59,591,890

Chemicals — 2.0%
BASF SE	150,000	$9,144,811
Praxair, Inc.(1)	130,000	12,152,400

		$21,297,211

Commercial Banks — 4.8%
PNC Financial Services Group, Inc.	425,000	$20,480,750
Wells Fargo & Co.	1,241,672	29,949,129

		$50,429,879

Communications Equipment — 4.0%
HTC Corp.	711,900	$15,631,107
QUALCOMM, Inc.	350,000	17,020,500
Telefonaktiebolaget LM Ericsson, Class B	968,860	9,303,000

		$41,954,607

Computers & Peripherals — 3.3%
Apple, Inc.(2)	92,000	$35,068,560

		$35,068,560

Diversified Telecommunication Services — 4.8%
Nippon Telegraph & Telephone Corp.	225,000	$10,779,330
Tele2 AB	795,000	14,399,453
Telstra Corp., Ltd.	2,000,000	5,956,451
Verizon Communications, Inc.(1)	525,000	19,320,000

		$50,455,234

Electric Utilities — 1.4%
PPL Corp.	518,558	$14,799,645

		$14,799,645

Energy Equipment & Services — 1.0%
Schlumberger, Ltd.	175,000	$10,452,750

		$10,452,750

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.(1)	155,000	$12,728,600
Wal-Mart Stores, Inc.	350,000	18,165,000

		$30,893,600

Food Products — 2.8%
Nestle SA	350,000	$19,268,438
Sara Lee Corp.	650,000	10,627,500

		$29,895,938

Health Care Equipment & Supplies — 1.4%
Covidien PLC	325,000	$14,332,500

		$14,332,500

Security	Shares	Value
Health Care Providers & Services — 3.1%
Fresenius Medical Care AG & Co. KGaA	280,372	$19,020,191
UnitedHealth Group, Inc.	300,000	13,836,000

		$32,856,191

Hotels, Restaurants & Leisure — 3.5%
McDonald’s Corp.	409,000	$35,918,380
Tatts Group, Ltd.	720,000	1,540,447

		$37,458,827

Insurance — 6.0%
Aflac, Inc.	350,000	$12,232,500
Lincoln National Corp.(1)	650,600	10,168,878
MetLife, Inc.(1)	500,169	14,009,734
Prudential Financial, Inc.	576,304	27,005,605

		$63,416,717

IT Services — 5.9%
Accenture PLC, Class A	460,000	$24,232,800
International Business Machines Corp.	170,000	29,755,100
Visa, Inc., Class A(1)	97,000	8,314,840

		$62,302,740

Machinery — 1.5%
Illinois Tool Works, Inc.(1)	390,000	$16,224,000

		$16,224,000

Media — 2.9%
Eutelsat Communications	175,000	$7,030,107
McGraw-Hill Cos., Inc. (The)	200,000	8,200,000
Time Warner Cable, Inc.(1)	245,000	15,354,150

		$30,584,257

Metals & Mining — 0.9%
BHP Billiton, Ltd. ADR(1)	150,000	$9,966,000

		$9,966,000

Multi-Utilities — 4.6%
CMS Energy Corp.(1)	800,000	$15,832,000
National Grid PLC	700,000	6,938,405
PG&E Corp.	495,000	20,943,450
Sempra Energy	100,000	5,150,000

		$48,863,855

Oil, Gas & Consumable Fuels — 10.7%
Chevron Corp.	180,000	$16,653,600
ConocoPhillips	365,000	23,111,800
ENI SpA(1)	1,070,000	18,824,209
Kinder Morgan Management, LLC(2)	253,648	14,886,601
Occidental Petroleum Corp.	129,000	9,223,500
Royal Dutch Shell PLC, Class A	1,000,000	30,896,999

		$113,596,709

Pharmaceuticals — 7.7%
Abbott Laboratories(1)	200,000	$10,228,000
Johnson & Johnson	284,000	18,093,640
Novartis AG	260,000	14,524,035
Pfizer, Inc.	350,000	6,188,000
Sanofi SA	225,000	14,799,768
Teva Pharmaceutical Industries, Ltd. ADR	475,000	17,679,500

		$81,512,943

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.6%
Annaly Capital Management, Inc.	1,000,000	$16,630,000

		$16,630,000

Road & Rail — 2.0%
Union Pacific Corp.	260,000	$21,234,200

		$21,234,200

Software — 5.2%
Activision Blizzard, Inc.(1)	1,500,000	$17,850,000
Microsoft Corp.	870,000	21,654,300
Oracle Corp.	550,000	15,807,000

		$55,311,300

Specialty Retail — 2.8%
DSW, Inc., Class A	251,928	$11,634,035
TJX Companies, Inc. (The)	325,000	18,027,750

		$29,661,785

Tobacco — 3.1%
British American Tobacco PLC	485,000	$20,479,273
Philip Morris International, Inc.	200,000	12,476,000

		$32,955,273

Wireless Telecommunication Services — 2.5%
Millicom International Cellular SA SDR	55,000	$5,480,841
Vodafone Group PLC ADR(1)	840,000	21,546,000

		$27,026,841

Total Common Stocks (identified cost $974,850,619)		$1,038,773,452

Short-Term Investments — 5.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(3)(4)	$45,739	$45,739,482
Eaton Vance Cash Reserves Fund, LLC, 0.08%(4)	6,983	6,982,986

Total Short-Term Investments (identified cost $52,722,468)		$52,722,468

Total Investments — 103.0% (identified cost $1,027,573,087)		$1,091,495,920

Other Assets, Less Liabilities — (3.0)%		$(32,283,410)

Net Assets — 100.0%		$1,059,212,510

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

SDR	-	Swedish Depositary Receipt

(1)		All or a portion of this security was on loan at September 30, 2011.

(2)		Non-income producing security.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2011, the Portfolio loaned securities having a market value of $43,866,456 and received $45,739,482 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 were $57,663 and $16,232, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	72.1%	$763,800,797
United Kingdom	6.7	70,705,167
Ireland	3.6	38,565,300
Switzerland	3.2	33,792,473
Germany	2.6	28,165,002
Sweden	2.2	23,702,453
France	2.1	21,829,875
Italy	1.8	18,824,209
Taiwan	1.5	15,631,107
Japan	1.0	10,779,330
Australia	0.7	7,496,898
Luxembourg	0.5	5,480,841

Long-Term Investments	98.0%	$1,038,773,452
Short-Term Investments		$52,722,468

Total Investments		$1,091,495,920

A summary of open financial instruments at September 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Appreciation
10/17/11	Euro 29,969,830	United States Dollar 41,072,453	Citibank NA	$924,275
10/17/11	Euro 29,969,830	United States Dollar 41,061,514	Standard Chartered Bank	913,335
10/17/11	Euro 29,969,830	United States Dollar 41,058,667	State Street Bank and Trust	910,489

				$2,748,099

At September 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio engages in forward foreign currency exchange contracts to enhance return or to hedge against fluctuations in currency exchange rates.

At September 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $2,748,099.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,030,828,494

Gross unrealized appreciation	$118,635,993
Gross unrealized depreciation	(57,968,567)

Net unrealized appreciation	$60,667,426

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$89,134,315	$8,570,554		$—	$97,704,869
Consumer Staples	53,997,100	39,747,711		—	93,744,811
Energy	74,328,251	49,721,208		—	124,049,459
Financials	130,476,596	—		—	130,476,596
Health Care	80,357,640	48,343,994		—	128,701,634
Industrials	84,659,600	12,390,490		—	97,050,090
Information Technology	169,703,100	24,934,107		—	194,637,207
Materials	22,118,400	9,144,811		—	31,263,211
Telecommunication Services	40,866,000	36,616,075		—	77,482,075
Utilities	56,725,095	6,938,405		—	63,663,500

Total Common Stocks	$802,366,097	$236,407,355	*	$—	$1,038,773,452

Short-Term Investments	$—	$52,722,468		$—	$52,722,468

Total Investments	$802,366,097	$289,129,823		$—	$1,091,495,920

Forward Foreign Currency Exchange Contracts	$—	$2,748,099		$—	$2,748,099

Total	$802,366,097	$291,877,922		$—	$1,094,244,019

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Dividend Builder Portfolio

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	November 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 23, 2011